Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of subsidiaries
Subsidiary	Place of incorporation	Functional currency
North Country Gold Corp. (“North Country”)	BC, Canada	CAD
Eastmain Resources Inc. (“Eastmain”)	ON, Canada	CAD
Eastmain Mines Inc. (“Eastmain Mines”) (a)	Canada	CAD
Fury Gold USA Limited (“Fury Gold USA”) (b)	Delaware, U.S.A.	USD